SEGMENT INFORMATION - Assets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total assets	$ 81,671	$ 72,969
Material reconciling items | Associates
Disclosure of operating segments [line items]
Total assets	6,604	5,434
Material reconciling items | Non-controlling interests
Disclosure of operating segments [line items]
Total assets	48,536	41,327
Material reconciling items | Working capital adjustment and other
Disclosure of operating segments [line items]
Total assets	8,164	8,865
Operating segments
Disclosure of operating segments [line items]
Total assets	31,575	28,211
Operating segments | Utilities
Disclosure of operating segments [line items]
Total assets	9,669	7,337
Operating segments | Transport
Disclosure of operating segments [line items]
Total assets	8,403	8,333
Operating segments | Midstream
Disclosure of operating segments [line items]
Total assets	9,857	9,747
Operating segments | Data Infrastructure
Disclosure of operating segments [line items]
Total assets	5,482	4,002
Operating segments | Corporate
Disclosure of operating segments [line items]
Total assets	$ (1,836)	$ (1,208)